UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [X];              Amendment Number: 2
       This Amendment (Check only one):         [X] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       November 27, 2002
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]

The Other Included Manager, McElvaine Investment Management Ltd., ("MIML") is under common control with the Filing Manager. MIML exercises sole investment discretion and sole voting authority over the seucrities it manages.

Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class and Mackenzie Universal Select Managers International Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                  -----------------------

Form 13F Information Table Entry Total:                      22
                                                  -----------------------

Form 13F Information Table Value Total:                 $201,053(thousands)
                                                  -------------------------


List of Other Included Managers:

      01 - McElvaine Investment Management Ltd.

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of       Title of  CUSIP     Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
issuer        class               (x$1000) prn amt            Call  discretion  managers  Sole     Shared    None

Alderwoods   Common     014383103 11,413   1,755,900  SH            OTHER       01        1,090,900   0   665,000
Group Inc.   Stock


BCE Inc.     Common     05534B109  9,338     527,000  SH            SOLE                    527,000   0       0
             Stock


Bank of      Common     063671101 12,166     523,000  SH            SOLE                    523,000   0       0
Montreal     Stock


Brascan      Common     10549P606 18,236     911,942  SH            SOLE                    911,942   0       0
Ltd     Stock
Vt Sh


Cable &      ADR        126830207    575     106,500  SH            SOLE                    106,500   0       0
Wireless Pub.
Ltd. Co.
sp ADR


Canadian     Common     136069101 10,489     411,000  SH            SOLE                    411,000   0       0
Imperial     Stock
Bank of
Commerce


Canadian     Common     136385101 15,463     487,000  SH            SOLE                    487,000   0       0
Natural      Stock
Resources Ltd.


Encana Corp. Common     292505104  8,173     270,000  SH            SOLE                    270,000   0       0
             Stock


Focus        Common     344159108  1,197   1,050,000  SH            SOLE                  1,050,000   0       0
Enhancements Stock
Inc.


Goldcorp     Common     380956409 10,208     919,760  SH            SOLE                    919,760   0       0
Inc.         Stock


Grill        Common     398502203    772     459,475  SH            SOLE                    459,475   0       0
Concepts     Stock
Inc.


Grupo        ADR        399909100     51      80,000  SH            SOLE                     80,000   0       0
Financiero
Galicia -
sp ADR


IDT Corp.    Common     448947309 32,549   2,123,200  SH            SOLE                  2,123,200   0       0
Class "B"    Stock


Liberty      Common     530718105 24,003   3,343,000  SH            SOLE                  3,343,000   0       0
Media Corp.  Stock-A
New


Mattell Inc. Common     577081102  4,755     264,000  SH            OTHER       01        0           0   264,000
             Stock


MDS Inc.     Common     55269P302  4,669     343,600  SH            SOLE                    343,600   0       0
             Stock


Noranda Inc. Common     655422103  5,373     569,900  SH            SOLE                    569,900   0       0
             Stock


Potlatch     Common     737628107  2,857      99,600  SH            SOLE                     99,600   0       0
Corporation  Stock


QLT Inc.     Common     746927102  3,283     433,500  SH            SOLE                    433,500   0       0
             Stock


Telus        Non-       87971M202  3,276     481,000  SH            SOLE                    481,000   0       0
Corporation  Voting
             Shares


Videsh       ADR        92659G600 20,958   4,546,200  SH            SOLE                  4,546,200   0       0
Sanchar
Nigam Ltd. -
sp ADR


Washington   Common     939322103  1,249      39,700  SH            SOLE                     39,700   0       0
Mutual Inc.  Stock











K:\BUCHER\EDGAR\CUNDILL.FORM13FAMEND2.TXT 12/04/02 11:44 AM












\\WASNT04\OFFICEDISK\BUCHER\EDGAR\CUNDILL.FORM13FAMEND2.TXT 12/04/02 11:48 AM












\\WASNT04\OFFICEDISK\BUCHER\EDGAR\CUNDILL.FORM13FAMEND2.TXT 12/04/02 12:43 PM